UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Commodities Strategy Fund

Class A | RYMEX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 4.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.72%	12.79%	4.66%
Class A (with sales charge)†	-0.25%	11.70%	4.15%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Commodities Strategy Fund | Class A | RYMEX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMEX-123125

Guggenheim Investments	2

Commodities Strategy Fund

Class C | RYMJX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$246	2.41%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 3.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.95%	11.95%	3.86%
Class C (with CDSC)‡	2.95%	11.95%	3.86%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Commodities Strategy Fund | Class C | RYMJX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMJX-123125

Guggenheim Investments	2

Commodities Strategy Fund

Class H | RYMBX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class H shares) returned 4.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class H	4.71%	12.78%	4.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Commodities Strategy Fund | Class H | RYMBX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMBX-123125

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class A | RYMTX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$196	1.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 5.49%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.49%	5.29%	1.74%
Class A (with sales charge)†	0.46%	4.27%	1.24%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class A | RYMTX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMTX-123125

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class C | RYMZX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 4.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.75%	4.53%	0.99%
Class C (with CDSC)‡	3.77%	4.53%	0.99%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class C | RYMZX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMZX-123125

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Class P | RYMFX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$195	1.90%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class P shares) returned 5.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class P	5.50%	5.30%	1.76%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Class P | RYMFX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMFX-123125

Guggenheim Investments	2

Guggenheim Managed Futures Strategy Fund

Institutional Class | RYIFX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$168	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Institutional Class shares) returned 5.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Institutional Class	5.84%	5.60%	2.01%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Managed Futures Strategy Fund | Institutional Class | RYIFX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIFX-123125

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class A | RYMQX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.82%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 1.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	1.56%	1.10%	1.56%
Class A (with sales charge)†	-3.28%	0.12%	1.07%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class A | RYMQX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMQX-123125

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class C | RYMRX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.57%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 0.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	0.85%	0.36%	0.82%
Class C (with CDSC)‡	-0.07%	0.36%	0.82%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class C | RYMRX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMRX-123125

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Class P | RYMSX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$183	1.82%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class P shares) returned 1.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class P	1.58%	1.10%	1.58%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Class P | RYMSX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMSX-123125

Guggenheim Investments	2

Guggenheim Multi-Hedge Strategies Fund

Institutional Class | RYIMX

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$158	1.57%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Institutional Class shares) returned 1.83%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Institutional Class	1.83%	1.35%	1.82%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Multi-Hedge Strategies Fund | Institutional Class | RYIMX	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIMX-123125

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem.   Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $106,987 and $103,747 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $0 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $41,568 and $44,188 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1)	The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $41,568 and $44,188, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

12.31.2025

Guggenheim Funds Annual Financial Report

Rydex Commodities Fund
Rydex Commodities Strategy Fund
Guggenheim Alternative Funds
Guggenheim Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund

GuggenheimInvestments.com	RSF-ANN-1225x1226

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Financial Report)
COMMODITIES STRATEGY FUND	2
MANAGED FUTURES STRATEGY FUND	8
MULTI-HEDGE STRATEGIES FUND	16
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	34
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	50
OTHER INFORMATION	51
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	52
Item 9: Proxy Disclosures for Open-End Management Investment Companies	53
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	54
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	55

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 1

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 30.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,258	$819,081
Guggenheim Strategy Fund II1	32,137	797,328
Total Mutual Funds
(Cost $1,609,630)		1,616,409

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$200,000	199,605
Total U.S. Treasury Bills
(Cost $199,579)		199,605

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 67.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$1,797,683	$1,797,683
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,797,682	1,797,682
Total Repurchase Agreements
(Cost $3,595,365)		3,595,365

Total Investments - 101.2%
(Cost $5,404,574)		$5,411,379
Other Assets & Liabilities, net - (1.2)%		(65,179)
Total Net Assets - 100.0%		$5,346,200

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	39	Jan 2026	$5,349,825	$17,859

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

2 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,616,409	$—	$—	$1,616,409
U.S. Treasury Bills	—	199,605	—	199,605
Repurchase Agreements	—	3,595,365	—	3,595,365
Commodity Futures Contracts**	17,859	—	—	17,859
Total Assets	$1,634,268	$3,794,970	$—	$5,429,238

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$798,613	$—	$—	$—	$(1,285)	$797,328	32,137	$42,004
Guggenheim Ultra Short Duration Fund — Institutional Class	813,393	—	—	—	5,688	819,081	81,258	35,646
	$1,612,006	$—	$—	$—	$4,403	$1,616,409		$77,650

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 3

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $199,579)	$199,605
Investments in affiliated issuers, at value (cost $1,609,630)	1,616,409
Repurchase agreements, at value (cost $3,595,365)	3,595,365
Segregated cash with broker	231,929
Receivables:
Fund shares sold	38,489
Dividends	6,304
Interest	381
Other assets	747
Total assets	5,689,229

Liabilities:
Payable for:
Fund shares redeemed	261,097
Variation margin on futures contracts	66,931
Management fees	3,626
Transfer agent fees	2,185
Distribution and service fees	1,329
Portfolio accounting and administration fees	519
Trustees’ fees*	54
Miscellaneous	7,288
Total liabilities	343,029
Net assets	$5,346,200

Net assets consist of:
Paid in capital	$17,123,869
Total distributable earnings (loss)	(11,777,669)
Net assets	$5,346,200
Class A:
Net assets	$874,475
Capital shares outstanding	5,688
Net asset value per share	$153.74
Maximum offering price per share (Net asset value divided by 95.25%)	$161.41
Class C:
Net assets	$96,314
Capital shares outstanding	1,163
Net asset value per share	$82.84
Class H:
Net assets	$4,375,411
Capital shares outstanding	28,422
Net asset value per share	$153.94

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$77,650
Interest	169,369
Total investment income	247,019

Expenses:
Management fees	49,617
Distribution and service fees:
Class A	2,468
Class C	2,052
Class H	11,125
Transfer agent fees	12,241
Portfolio accounting and administration fees	8,605
Professional fees	8,516
Custodian fees	850
Trustees’ fees*	604
Miscellaneous	10,573
Total expenses	106,651
Less:
Expenses reimbursed by Adviser	(2,821)
Expenses waived by Adviser	(9,340)
Total waived/reimbursed expenses	(12,161)
Net expenses	94,490
Net investment income	152,529

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	10
Futures contracts	(15,441)
Net realized loss	(15,431)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5)
Investments in affiliated issuers	4,403
Futures contracts	(79,610)
Net change in unrealized appreciation (depreciation)	(75,212)
Net realized and unrealized loss	(90,643)
Net increase in net assets resulting from operations	$61,886

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

4 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$152,529	$206,051
Net realized loss on investments	(15,431)	(469,480)
Net change in unrealized appreciation (depreciation) on investments	(75,212)	55,963
Net increase (decrease) in net assets resulting from operations	61,886	(207,466)

Distributions to shareholders:
Class A	(20,941)	—
Class C	(4,152)	—
Class H	(146,987)	—
Total distributions to shareholders	(172,080)	—

Capital share transactions:
Proceeds from sale of shares
Class A	626,966	398,357
Class C	25,134	152,332
Class H	43,089,089	61,293,637
Distributions reinvested
Class A	20,701	—
Class C	4,152	—
Class H	139,832	—
Cost of shares redeemed
Class A	(713,063)	(429,413)
Class C	(361,902)	(131,220)
Class H	(42,499,629)	(60,293,249)
Net increase from capital share transactions	331,280	990,444
Net increase in net assets	221,086	782,978

Net assets:
Beginning of year	5,125,114	4,342,136
End of year	$5,346,200	$5,125,114

Capital share activity*:
Shares sold
Class A	4,215	2,620
Class C	293	1,815
Class H	276,396	401,249
Shares issued from reinvestment of distributions
Class A	138	—
Class C	51	—
Class H	928	—
Shares redeemed
Class A	(4,733)	(2,879)
Class C	(4,548)	(1,578)
Class H	(273,903)	(398,270)
Net increase (decrease) in shares	(1,163)	2,957

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Consolidated Financial Statements.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 5

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended December 31, 2025[f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$150.41	$138.95	$155.60	$147.93	$109.65
Income (loss) from investment operations:
Net investment income (loss)[a]	4.20	5.45	5.25	(.10)	(2.00)
Net gain (loss) on investments (realized and unrealized)	2.79 [e]	6.01 [e]	(15.00)	34.47	44.68
Total from investment operations	6.99	11.46	(9.75)	34.37	42.68
Less distributions from:
Net investment income	(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	(3.66)	—	(6.90)	(26.70)	(4.40)
Net asset value, end of period	$153.74	$150.41	$138.95	$155.60	$147.93

Total Return[b]	4.72%	8.24%	(6.25%)	23.52%	39.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$874	$913	$879	$1,463	$724
Ratios to average net assets:
Net investment income (loss)	2.74%	3.69%	3.52%	(0.05%)	(1.43%)
Total expenses[c]	1.87%	1.81%	1.75%	1.74%	1.78%
Net expenses[d]	1.65%	1.58%	1.56%	1.60%	1.63%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended December 31, 2025[f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$83.31	$77.54	$90.78	$96.14	$72.95
Income (loss) from investment operations:
Net investment income (loss)[a]	1.70	2.40	2.40	(.85)	(2.05)
Net gain (loss) on investments (realized and unrealized)	1.49 [e]	3.37 [e]	(8.74)	22.19	29.64
Total from investment operations	3.19	5.77	(6.34)	21.34	27.59
Less distributions from:
Net investment income	(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	(3.66)	—	(6.90)	(26.70)	(4.40)
Net asset value, end of period	$82.84	$83.31	$77.54	$90.78	$96.14

Total Return[b]	3.95%	7.41%	(6.96%)	22.60%	38.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96	$447	$398	$728	$183
Ratios to average net assets:
Net investment income (loss)	2.00%	2.94%	2.75%	(0.68%)	(2.18%)
Total expenses[c]	2.64%	2.57%	2.50%	2.49%	2.53%
Net expenses[d]	2.41%	2.34%	2.30%	2.35%	2.38%
Portfolio turnover rate	—	—	—	—	—

6 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended December 31, 2025[f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$150.60	$139.18	$155.82	$148.12	$109.79
Income (loss) from investment operations:
Net investment income (loss)[a]	4.22	5.65	5.50	(1.15)	(2.05)
Net gain (loss) on investments (realized and unrealized)	2.78 [e]	5.77 [e]	(15.24)	35.55	44.78
Total from investment operations	7.00	11.42	(9.74)	34.40	42.73
Less distributions from:
Net investment income	(3.66)	—	(6.90)	(26.70)	(4.40)
Total distributions	(3.66)	—	(6.90)	(26.70)	(4.40)
Net asset value, end of period	$153.94	$150.60	$139.18	$155.82	$148.12

Total Return	4.71%	8.19%	(6.24%)	23.53%	39.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,375	$3,765	$3,065	$7,333	$20,898
Ratios to average net assets:
Net investment income (loss)	2.73%	3.76%	3.59%	(0.58%)	(1.44%)
Total expenses[c]	1.86%	1.79%	1.75%	1.75%	1.77%
Net expenses[d]	1.65%	1.57%	1.56%	1.61%	1.63%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Consolidated Financial Statements.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 46.3%
Guggenheim Strategy Fund III[1]	193,266	$4,814,245
Guggenheim Strategy Fund II1	126,104	3,128,641
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	253,625	2,556,544
Total Mutual Funds
(Cost $10,451,739)		10,499,430

	Face Amount
U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$2,370,000	2,365,321
Total U.S. Treasury Bills
(Cost $2,365,016)		2,365,321

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 40.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$4,572,514	$4,572,514
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	4,572,513	4,572,513
Total Repurchase Agreements
(Cost $9,145,027)		9,145,027

Total Investments - 97.0%
(Cost $21,961,782)		$22,009,778
Other Assets & Liabilities, net - 3.0%		680,121
Total Net Assets - 100.0%		$22,689,899

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	4	Mar 2026	$1,408,300	$341,748
Live Cattle Futures Contracts	13	Feb 2026	1,204,450	67,504
Gold 100 oz. Futures Contracts	4	Feb 2026	1,730,760	44,353
Cotton #2 Futures Contracts	62	Mar 2026	1,993,300	17,028
Palladium Futures Contracts	1	Mar 2026	164,750	13,997
LME Nickel Futures Contracts	4	Feb 2026	398,163	7,778
LME Primary Aluminum Futures Contracts	4	Feb 2026	298,685	5,556
Copper Futures Contracts	1	Mar 2026	142,375	4,609
LME Zinc Futures Contracts	5	Feb 2026	388,755	2,321
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts	1	Jan 2026	89,216	(616)
Soybean Oil Futures Contracts	2	Mar 2026	58,260	(890)
WTI Crude Futures Contracts	3	Jan 2026	172,320	(1,813)
Soybean Meal Futures Contracts	11	Mar 2026	329,560	(3,248)
Soybean Futures Contracts	5	Mar 2026	261,813	(3,979)
Hard Red Winter Wheat Futures Contracts	8	Mar 2026	206,000	(4,411)
Coffee ‘C’ Futures Contracts	9	Mar 2026	1,176,019	(7,250)
Sugar #11 Futures Contracts	42	Feb 2026	703,248	(12,955)
Low Sulphur Gas Oil Futures Contracts	6	Feb 2026	368,700	(14,510)
Natural Gas Futures Contracts	7	Jan 2026	259,140	(20,509)
			$11,353,814	$434,713
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	89	Mar 2026	$5,878,223	$162,214
FTSE 100 Index Futures Contracts††	19	Mar 2026	2,534,061	35,882
S&P/TSX 60 IX Index Futures Contracts	12	Mar 2026	3,257,264	26,721
IBEX 35 Index Futures Contracts††	7	Jan 2026	1,418,750	26,291
FTSE Taiwan Index Futures Contracts	12	Jan 2026	1,135,080	16,562
MSCI Emerging Markets Index Futures Contracts	8	Mar 2026	564,560	6,549
Nikkei 225 (CME) Index Futures Contracts	1	Mar 2026	252,850	2,447
Euro STOXX 50 Index Futures Contracts††	9	Mar 2026	611,370	2,271
DAX Index Futures Contracts††	1	Mar 2026	721,027	2,229
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2026	332,560	98
Nikkei 225 (OSE) Index Futures Contracts††	1	Mar 2026	322,168	(1,218)

8 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
Russell 2000 Index Mini Futures Contracts	1	Mar 2026	$124,930	$(3,362)
S&P 500 Index Mini Futures Contracts	1	Mar 2026	344,587	(4,589)
NASDAQ-100 Index Mini Futures Contracts	3	Mar 2026	1,527,300	(25,698)
			$19,024,730	$246,397
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts††	23	Mar 2026	$2,023,649	$4,099
Australian Government 3 Year Bond Futures Contracts††	56	Mar 2026	3,922,429	2,159
U.S. Treasury 2 Year Note Futures Contracts	66	Mar 2026	13,779,047	728
U.S. Treasury 10 Year Note Futures Contracts	1	Mar 2026	112,281	(222)
U.S. Treasury 5 Year Note Futures Contracts	7	Mar 2026	764,477	(1,133)
Australian Government 10 Year Bond Futures Contracts††	7	Mar 2026	509,036	(3,049)
U.S. Treasury Long Bond Futures Contracts	9	Mar 2026	1,036,969	(5,018)
			$22,147,888	$(2,436)
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	39	Mar 2026	$1,075,230	$14,322
Norwegian Krone Futures Contracts	2	Mar 2026	396,500	3,045
Euro FX Futures Contracts	6	Mar 2026	884,400	188
Australian Dollar Futures Contracts	8	Mar 2026	533,920	(690)
British Pound Futures Contracts	35	Mar 2026	2,948,312	(1,841)
Japanese Yen Futures Contracts	15	Mar 2026	1,204,313	(3,960)
Canadian Dollar Futures Contracts	74	Mar 2026	5,409,030	(20,218)
			$12,451,705	$(9,154)
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts††	203	Mar 2026	$25,462,068	$23,848
U.S. Treasury Ultra Long Bond Futures Contracts	17	Mar 2026	1,996,969	19,525
Euro - Bobl Futures Contracts††	48	Mar 2026	6,530,482	13,419
Euro - Bund Futures Contracts††	22	Mar 2026	3,287,850	8,656
U.S. Treasury 5 Year Note Futures Contracts	19	Mar 2026	2,075,008	4,965
Long Gilt Futures Contracts††	3	Mar 2026	367,331	1,677
U.S. Treasury 10 Year Note Futures Contracts	16	Mar 2026	1,796,500	1,428
U.S. Treasury Long Bond Futures Contracts	2	Mar 2026	230,438	9
			$41,746,646	$73,527
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	9	Mar 2026	$1,430,944	$7,872
New Zealand Dollar Futures Contracts	14	Mar 2026	808,150	4,399
Mexican Peso Futures Contracts	18	Mar 2026	496,260	1,034
Euro FX Futures Contracts	7	Mar 2026	1,031,800	(3,210)
			$3,767,154	$10,095
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Mar 2026	$483,380	$6,063
Russell 2000 Index Mini Futures Contracts	1	Mar 2026	124,930	5,749
CAC 40 10 Euro Index Futures Contracts††	8	Jan 2026	761,973	1,840
Tokyo Stock Price Index Futures Contracts††	6	Mar 2026	1,308,533	(11,327)
			$2,678,816	$2,325
Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	18	Mar 2026	$455,850	$27,963
Hard Red Winter Wheat Futures Contracts	14	Mar 2026	360,500	12,843
Corn Futures Contracts	19	Mar 2026	418,950	2,726
Soybean Meal Futures Contracts	7	Mar 2026	209,720	2,477
Soybean Futures Contracts	3	Mar 2026	157,087	1,631
Soybean Oil Futures Contracts	5	Mar 2026	145,650	1,092

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts	1	Jan 2026	$89,216	$(11)
LME Lead Futures Contracts	4	Feb 2026	199,770	(548)
Brent Crude Futures Contracts	3	Jan 2026	182,730	(755)
Gasoline RBOB Futures Contracts	7	Jan 2026	503,446	(2,311)
WTI Crude Futures Contracts	1	Jan 2026	57,440	(2,323)
Copper Futures Contracts	1	Mar 2026	142,375	(3,128)
Cocoa Futures Contracts	5	Mar 2026	302,150	(5,237)
Cattle Feeder Futures Contracts	2	Mar 2026	345,300	(12,481)
Lean Hogs Futures Contracts	31	Feb 2026	1,054,930	(40,787)
Platinum Futures Contracts	8	Apr 2026	822,440	(42,525)
			$5,447,554	$(61,374)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,499,430	$—	$—	$10,499,430
U.S. Treasury Bills	—	2,365,321	—	2,365,321
Repurchase Agreements	—	9,145,027	—	9,145,027
Commodity Futures Contracts**	553,626	—	—	553,626
Equity Futures Contracts**	64,189	230,727	—	294,916
Interest Rate Futures Contracts**	26,655	53,858	—	80,513
Currency Futures Contracts**	30,860	—	—	30,860
Total Assets	$11,174,760	$11,794,933	$—	$22,969,693

10 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
MANAGED FUTURES STRATEGY FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$180,287	$—	$—	$180,287
Equity Futures Contracts**	33,649	12,545	—	46,194
Currency Futures Contracts**	29,919	—	—	29,919
Interest Rate Futures Contracts**	6,373	3,049	—	9,422
Total Liabilities	$250,228	$15,594	$—	$265,822

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,133,686	$—	$—	$—	$(5,045)	$3,128,641	126,104	$164,822
Guggenheim Strategy Fund III	4,820,043	—	—	—	(5,798)	4,814,245	193,266	257,753
Guggenheim Ultra Short Duration Fund — Institutional Class	2,538,790	—	—	—	17,754	2,556,544	253,625	111,258
	$10,492,519	$—	$—	$—	$6,911	$10,499,430		$533,833

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 11

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $2,365,016)	$2,365,321
Investments in affiliated issuers, at value (cost $10,451,739)	10,499,430
Repurchase agreements, at value (cost $9,145,027)	9,145,027
Cash	1,572
Segregated cash with broker	1,007,101
Receivables:
Dividends	41,868
Fund shares sold	11,052
Interest	969
Other assets	1,815
Total assets	23,074,155

Liabilities:
Payable for:
Variation margin on futures contracts	301,685
Fund shares redeemed	26,080
Management fees	17,317
Transfer agent fees	8,671
Portfolio accounting and administration fees	2,932
Distribution and service fees	2,687
Trustees’ fees*	196
Miscellaneous	24,688
Total liabilities	384,256
Net assets	$22,689,899

Net assets consist of:
Paid in capital	$64,667,868
Total distributable earnings (loss)	(41,977,969)
Net assets	$22,689,899
Class A:
Net assets	$4,269,187
Capital shares outstanding	217,053
Net asset value per share	$19.67
Maximum offering price per share (Net asset value divided by 95.25%)	$20.65
Class C:
Net assets	$873,756
Capital shares outstanding	51,791
Net asset value per share	$16.87
Class P:
Net assets	$4,902,277
Capital shares outstanding	247,256
Net asset value per share	$19.83
Institutional Class:
Net assets	$12,644,679
Capital shares outstanding	618,169
Net asset value per share	$20.46

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$533,833
Interest	539,463
Other income	36
Total investment income	1,073,332

Expenses:
Management fees	247,525
Distribution and service fees:
Class A	10,739
Class C	10,115
Class P	12,552
Transfer agent fees	57,539
Professional fees	39,887
Portfolio accounting and administration fees	35,618
Registration fees	32,692
Trustees’ fees*	3,782
Custodian fees	3,585
Miscellaneous	6,042
Total expenses	460,076
Less:
Expenses waived by Adviser	(43,689)
Net expenses	416,387
Net investment income	656,945

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,171
Futures contracts	(130,039)
Foreign currency transactions	(11,030)
Net realized loss	(135,898)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(210)
Investments in affiliated issuers	6,911
Futures contracts	206,857
Foreign currency translations	(117)
Net change in unrealized appreciation (depreciation)	213,441
Net realized and unrealized gain	77,543
Net increase in net assets resulting from operations	$734,488

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

12 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$656,945	$2,229,508
Net realized loss on investments	(135,898)	(1,503,985)
Net change in unrealized appreciation (depreciation) on investments	213,441	(446,787)
Net increase in net assets resulting from operations	734,488	278,736

Distributions to shareholders:
Class A	(242,557)	(235,128)
Class C	(51,142)	(66,901)
Class P	(279,047)	(279,027)
Institutional Class	(730,599)	(1,106,452)
Total distributions to shareholders	(1,303,345)	(1,687,508)

Capital share transactions:
Proceeds from sale of shares
Class A	250,407	237,415
Class C	46,615	23,465
Class P	425,951	911,288
Institutional Class	8,021,494	7,384,697
Distributions reinvested
Class A	238,318	228,848
Class C	51,142	66,879
Class P	261,882	276,784
Institutional Class	727,193	1,103,349
Cost of shares redeemed
Class A	(888,323)	(1,559,443)
Class C	(550,862)	(461,347)
Class P	(1,475,115)	(2,929,888)
Institutional Class	(17,424,575)	(39,848,100)
Net decrease from capital share transactions	(10,315,873)	(34,566,053)
Net decrease in net assets	(10,884,730)	(35,974,825)

Net assets:
Beginning of year	33,574,629	69,549,454
End of year	$22,689,899	$33,574,629

Capital share activity:
Shares sold
Class A	12,850	11,176
Class C	2,778	1,238
Class P	21,643	42,390
Institutional Class	392,408	333,625
Shares issued from reinvestment of distributions
Class A	12,103	11,611
Class C	3,028	3,918
Class P	13,200	13,937
Institutional Class	35,525	53,980
Shares redeemed
Class A	(45,884)	(73,851)
Class C	(32,977)	(25,453)
Class P	(75,467)	(138,289)
Institutional Class	(873,222)	(1,852,508)
Net decrease in shares	(534,015)	(1,618,226)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 13

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$19.76	$20.67	$20.16	$18.41	$17.96
Income (loss) from investment operations:
Net investment income (loss)[a]	.52	.75	.70	.05	(.18)
Net gain (loss) on investments (realized and unrealized)	.58	(.65)	.02	2.67	.63
Total from investment operations	1.10	.10	.72	2.72	.45
Less distributions from:
Net investment income	(1.19)	(1.01)	(.21)	(.97)	—
Total distributions	(1.19)	(1.01)	(.21)	(.97)	—
Net asset value, end of period	$19.67	$19.76	$20.67	$20.16	$18.41

Total Return[b]	5.49%	0.49%	3.63%	14.76%	2.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,269	$4,702	$5,974	$6,478	$5,760
Ratios to average net assets:
Net investment income (loss)	2.69%	3.54%	3.39%	0.22%	(0.99%)
Total expenses[c]	2.10%	1.99%	1.89%	1.91%	1.88%
Net expenses[d]	1.91%	1.82%	1.74%	1.75%	1.73%
Portfolio turnover rate	—	— [e]	—	7%	27%

Class C	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$17.11	$18.03	$17.63	$16.28	$16.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	.52	.48	(.06)	(.29)
Net gain (loss) on investments (realized and unrealized)	.48	(.57)	.02	2.33	.57
Total from investment operations	.81	(.05)	.50	2.27	.28
Less distributions from:
Net investment income	(1.05)	(.87)	(.10)	(.92)	—
Total distributions	(1.05)	(.87)	(.10)	(.92)	—
Net asset value, end of period	$16.87	$17.11	$18.03	$17.63	$16.28

Total Return[b]	4.75%	(0.25%)	2.88%	13.96%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$874	$1,351	$1,789	$2,121	$570
Ratios to average net assets:
Net investment income (loss)	1.95%	2.81%	2.67%	(0.31%)	(1.74%)
Total expenses[c]	2.84%	2.72%	2.62%	2.65%	2.63%
Net expenses[d]	2.65%	2.55%	2.47%	2.49%	2.49%
Portfolio turnover rate	—	— [e]	—	7%	27%

14 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$19.91	$20.81	$20.30	$18.48	$18.03
Income (loss) from investment operations:
Net investment income (loss)[a]	.53	.76	.71	.01	(.18)
Net gain (loss) on investments (realized and unrealized)	.58	(.65)	—	2.73	.63
Total from investment operations	1.11	.11	.71	2.74	.45
Less distributions from:
Net investment income	(1.19)	(1.01)	(.20)	(.92)	—
Total distributions	(1.19)	(1.01)	(.20)	(.92)	—
Net asset value, end of period	$19.83	$19.91	$20.81	$20.30	$18.48

Total Return	5.50%	0.48%	3.66%	14.75%	2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,902	$5,730	$7,696	$8,423	$6,697
Ratios to average net assets:
Net investment income (loss)	2.70%	3.56%	3.42%	0.07%	(0.99%)
Total expenses[c]	2.09%	1.97%	1.87%	1.91%	1.88%
Net expenses[d]	1.90%	1.80%	1.72%	1.74%	1.73%
Portfolio turnover rate	—	— [e]	—	7%	27%

Institutional Class	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$20.49	$21.39	$20.86	$19.00	$18.49
Income (loss) from investment operations:
Net investment income (loss)[a]	.60	.85	.80	.14	(.14)
Net gain (loss) on investments (realized and unrealized)	.61	(.69)	—	2.74	.65
Total from investment operations	1.21	.16	.80	2.88	.51
Less distributions from:
Net investment income	(1.24)	(1.06)	(.27)	(1.02)	—
Total distributions	(1.24)	(1.06)	(.27)	(1.02)	—
Net asset value, end of period	$20.46	$20.49	$21.39	$20.86	$19.00

Total Return	5.84%	0.72%	3.97%	15.03%	2.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,645	$21,792	$54,090	$21,272	$8,169
Ratios to average net assets:
Net investment income (loss)	2.96%	3.84%	3.71%	0.63%	(0.73%)
Total expenses[c]	1.81%	1.69%	1.61%	1.64%	1.63%
Net expenses[d]	1.63%	1.52%	1.46%	1.48%	1.48%
Portfolio turnover rate	—	— [e]	—	7%	27%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 1%.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 31.4%

Financial - 8.8%
ProAssurance Corp.*	5,855	$141,457
International Money Express, Inc.*	8,147	125,138
Janus Henderson Group plc	2,201	104,702
Plymouth Industrial REIT, Inc.	4,743	103,777
Comerica, Inc.	902	78,411
Air Lease Corp. — Class A	1,139	73,158
MidWestOne Financial Group, Inc.	1,467	56,479
PotlatchDeltic Corp. REIT	1,347	53,583
Diamond Hill Investment Group, Inc.	298	50,511
Synovus Financial Corp.	813	40,691
Brighthouse Financial, Inc.*	577	37,384
Anywhere Real Estate, Inc.*	2,624	37,156
Total Financial		902,447

Technology - 6.1%
Cantaloupe, Inc.*	11,574	122,916
Electronic Arts, Inc.	580	118,511
CSG Systems International, Inc.	1,333	102,228
Dayforce, Inc.*	1,419	98,138
Jamf Holding Corp.*	4,153	54,031
Confluent, Inc. — Class A*	1,722	52,073
Clearwater Analytics Holdings, Inc. — Class A*	2,097	50,580
Qorvo, Inc.*	383	32,367
Total Technology		630,844

Industrial - 5.4%
Chart Industries, Inc.*	1,035	213,448
Norfolk Southern Corp.	392	113,178
Sealed Air Corp.	2,419	100,219
American Woodmark Corp.*	1,324	71,364
Hillenbrand, Inc.	1,822	57,794
Olympic Steel, Inc.	33	1,412
Total Industrial		557,415

Consumer, Non-cyclical - 5.1%
Dynavax Technologies Corp.*	6,806	104,676
Exact Sciences Corp.*	1,025	104,099
Cidara Therapeutics, Inc.*	319	70,464
Udemy, Inc.*	11,258	65,859
Hologic, Inc.*	763	56,836
Avidity Biosciences, Inc.*	766	55,252
Astria Therapeutics, Inc.*	3,548	46,443
STAAR Surgical Co.*	1,080	24,937
Total Consumer, Non-cyclical		528,566

Communications - 4.1%
Frontier Communications Parent, Inc.*	5,914	225,146
DigitalBridge Group, Inc.	5,345	81,993
TEGNA, Inc.	3,516	68,246
Eventbrite, Inc. — Class A*	7,807	34,741
Warner Bros Discovery, Inc.*	465	13,401
Total Communications		423,527

Utilities - 1.5%
TXNM Energy, Inc.	1,821	107,220
Northwestern Energy Group, Inc.	722	46,598
Total Utilities		153,818

Consumer, Cyclical - 0.4%
Guess?, Inc.	2,450	41,055

Energy - 0.0%
California Resources Corp.	15	671

Total Common Stocks
(Cost $3,206,923)		3,238,343

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Western Midstream Partners, LP	1	39
Total Master Limited Partnerships
(Cost $32)		39

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	12,237	—
Novartis AG*,†††	9,562	—
Sanofi SA*	1,186	—
Johnson & Johnson*,†††	3,841	—
Total Consumer, Non-cyclical		—

Financial - 0.0%
Sycamore Partners LLC*	10,376	—
Total Rights
(Cost $3,729)		—

MUTUAL FUNDS† - 33.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	163,780	1,650,899
Guggenheim Strategy Fund II1	45,136	1,119,824
Guggenheim Strategy Fund III[1]	25,899	645,147
Total Mutual Funds
(Cost $3,391,958)		3,415,870

CLOSED-END MUTUAL FUNDS***,† - 6.3%
Mexico Fund, Inc.	1,009	20,321
Sprott Focus Trust, Inc.	2,341	20,320
Ellsworth Growth and Income Fund Ltd.	1,742	20,259
abrdn National Municipal Income Fund	1,945	19,975
BlackRock Science and Technology Term Trust	883	19,965
Royce Micro-Capital Trust, Inc.	1,908	19,900
MFS Municipal Income Trust	3,656	19,852
Nuveen Dow 30sm Dynamic Overwrite Fund	1,300	19,838
SRH Total Return Fund, Inc.	1,069	19,819
Bancroft Fund Ltd.	895	19,779
Templeton Emerging Markets Fund/United States	1,160	19,755
PIMCO New York Municipal Income Fund II	2,813	19,382

16 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Neuberger Next Generation Connectivity Fund, Inc.	1,338	$19,321
Clough Global Equity Fund	2,517	19,280
PIMCO California Municipal Income Fund	2,208	19,276
BlackRock Technology and Private Equity Term Trust	2,869	18,907
BlackRock Health Sciences Term Trust	1,252	18,843
European Equity Fund, Inc.	1,640	16,892
Royce Global Trust, Inc.	1,073	14,067
abrdn Emerging Markets ex China Fund, Inc.	1,934	13,538
John Hancock Diversified Income Fund	1,242	13,352
Gabelli Dividend & Income Trust	451	12,524
Federated Hermes Premier Municipal Income Fund	1,092	12,132
General American Investors Company, Inc.	167	9,808
Gabelli Healthcare & WellnessRx Trust	981	9,447
Virtus Convertible & Income Fund	602	9,120
Gabelli Global Small and Mid Capital Value Trust	568	8,520
Duff & Phelps Utility and Infrastructure Fund, Inc.	650	8,261
Tri-Continental Corp.	158	5,160
Royce Small-Capital Trust, Inc.	319	5,136
Eaton Vance California Municipal Income Trust	496	4,980
BlackRock MuniHoldings New York Quality Fund, Inc.	255	2,609
BlackRock New York Municipal Income Trust	256	2,596
abrdn Australia Equity Fund, Inc.	162	2,093
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	45	1,366
BNY Mellon Strategic Municipal Bond Fund, Inc.	221	1,364
Voya Infrastructure Industrials and Materials Fund	110	1,353
Adams Diversified Equity Fund, Inc.	58	1,353
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	123	1,352
First Trust Senior Floating Rate Income Fund II	134	1,349
Putnam Municipal Opportunities Trust	126	1,348
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	141	1,344
BlackRock Enhanced Equity Dividend Trust	141	1,337
Eaton Vance Enhanced Equity Income Fund	65	1,336
Putnam Managed Municipal Income Trust	213	1,336
BlackRock Enhanced International Dividend Trust	227	1,335
Eaton Vance Tax-Advantaged Dividend Income Fund	53	1,335
Eaton Vance Enhanced Equity Income Fund II	57	1,334
Liberty All-Star Equity Fund	212	1,331
BNY Mellon Strategic Municipals, Inc.	209	1,329
Thornburg Income Builder Opportunities Trust	66	1,327
BlackRock Municipal 2030 Target Term Trust	58	1,324
Nuveen S&P 500 Buy-Write Income Fund	90	1,323
Franklin Limited Duration Income Trust	215	1,322
XAI Madison Equity Premium Income Fund	220	1,320
Eaton Vance National Municipal Opportunities Trust	78	1,319
BlackRock MuniVest Fund II, Inc.	122	1,319
BlackRock MuniYield Quality Fund II, Inc.	131	1,317
Western Asset Managed Municipals Fund, Inc.	126	1,315
BlackRock MuniHoldings Fund, Inc.	112	1,315
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	157	1,314
BlackRock MuniHoldings Quality Fund II, Inc.	131	1,314
BlackRock Municipal Income Trust	131	1,314
DTF Tax-Free Income 2028 Term Fund, Inc.	115	1,313
BlackRock Municipal Income Quality Trust	120	1,313
Flaherty & Crumrine Total Return Fund, Inc.	75	1,313
Invesco Municipal Trust	136	1,312
First Trust Mortgage Income Fund	108	1,312
Nuveen NASDAQ 100 Dynamic Overwrite Fund	46	1,312
BlackRock Enhanced Global Dividend Trust	112	1,312
BlackRock MuniYield Fund, Inc.	125	1,311
Voya Emerging Markets High Dividend Equity Fund	209	1,310
Blackrock Investment Quality Municipal Trust, Inc.	117	1,310
BlackRock MuniVest Fund, Inc.	189	1,310
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	142	1,309
Lazard Global Total Return and Income Fund, Inc.	75	1,308
Nuveen Core Equity Alpha Fund	82	1,307
BlackRock MuniAssets Fund, Inc.	122	1,307
Flaherty & Crumrine Preferred & Income Fund, Inc.	110	1,306
Eaton Vance Risk-Managed Diversified Equity Income Fund	148	1,305
BlackRock Municipal Income Trust II	125	1,305
TCW Strategic Income Fund, Inc.	264	1,304
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	164	1,304
Western Asset Investment Grade Opportunity Trust, Inc.	79	1,304
LMP Capital and Income Fund, Inc.	88	1,303
RiverNorth Opportunities Fund, Inc.	111	1,303
BlackRock MuniYield Michigan Quality Fund, Inc.	111	1,303
BlackRock Capital Allocation Term Trust	92	1,303

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Invesco Municipal Opportunity Trust	136	$1,301
Virtus Global Multi-Sector Income Fund	166	1,302
Morgan Stanley Emerging Markets Debt Fund, Inc.	176	1,301
PGIM Short Duration High Yield Opportunities Fund	79	1,299
First Trust Enhanced Equity Income Fund	59	1,299
Nuveen S&P 500 Dynamic Overwrite Fund	72	1,299
MFS High Income Municipal Trust	351	1,299
AllianceBernstein National Municipal Income Fund, Inc.	120	1,298
Eaton Vance Tax-Managed Buy-Write Income Fund	85	1,298
Western Asset Investment Grade Income Fund, Inc.	104	1,298
Blackrock Science & Technology Trust	32	1,297
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	109	1,297
MFS Investment Grade Municipal Trust	163	1,296
Blackstone Strategic Credit Fund	110	1,296
MFS High Yield Municipal Trust	369	1,295
Nuveen Select Maturities Municipal Fund	139	1,294
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	67	1,294
NYLI MacKay DefinedTerm Muni Opportunities Fund	87	1,294
BlackRock MuniYield Quality Fund III, Inc.	119	1,294
BlackRock MuniHoldings California Quality Fund, Inc.	122	1,293
Allspring Multi-Sector Income Fund	139	1,293
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	90	1,292
RiverNorth Managed Duration Municipal Income Fund II, Inc.	89	1,292
Nuveen New York AMT-Free Quality Municipal Income Fund	128	1,292
Principal Real Estate Income Fund	129	1,291
Western Asset Intermediate Muni Fund, Inc.	168	1,290
Western Asset Inflation-Linked Income Fund	156	1,290
Allspring Global Dividend Opportunity Fund	221	1,289
Allspring Income Opportunities Fund	190	1,288
BlackRock MuniYield Quality Fund, Inc.	114	1,288
John Hancock Income Securities Trust	110	1,288
MFS Multimarket Income Trust	277	1,288
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	78	1,288
Voya Global Equity Dividend and Premium Opportunity Fund	225	1,287
MFS Charter Income Trust	205	1,285
Neuberger Municipal Fund, Inc.	127	1,285
RiverNorth Flexible Municipal Income Fund, Inc.	92	1,285
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	136	1,285
Nuveen Credit Strategies Income Fund	256	1,285
Nuveen Floating Rate Income Fund	164	1,284
Western Asset High Income Opportunity Fund, Inc.	346	1,284
PGIM Global High Yield Fund, Inc.	104	1,283
AllianceBernstein Global High Income Fund, Inc.	120	1,283
Liberty All Star Growth Fund, Inc.	242	1,283
Virtus Convertible & Income Fund II	93	1,281
BlackRock Long-Term Municipal Advantage Trust	138	1,281
BlackRock Multi-Sector Income Trust	98	1,280
Invesco Bond Fund	83	1,279
BlackRock MuniYield New York Quality Fund, Inc.	129	1,278
BlackRock California Municipal Income Trust	119	1,278
Cohen & Steers Infrastructure Fund, Inc.	53	1,278
Cohen & Steers Select Preferred and Income Fund, Inc.	63	1,278
BNY Mellon High Yield Strategies Fund	515	1,277
BlackRock Health Sciences Trust	31	1,275
Eaton Vance Municipal Bond Fund	131	1,275
Nuveen Multi-Market Income Fund	211	1,274
PIMCO Municipal Income Fund II	169	1,274
BlackRock MuniYield Pennsylvania Quality Fund	115	1,274
MFS Intermediate High Income Fund	748	1,272
Western Asset Inflation-Linked Opportunities & Income Fund	148	1,271
John Hancock Investors Trust	93	1,271
abrdn Healthcare Investors	67	1,269
Voya Asia Pacific High Dividend Equity Income Fund	174	1,267
RiverNorth Managed Duration Municipal Income Fund, Inc.	93	1,266
Cohen & Steers Real Estate Opportunities and Income Fund	86	1,264
RiverNorth Opportunistic Municipal Income Fund, Inc.	88	1,259
John Hancock Premium Dividend Fund	99	1,257
Nuveen Core Plus Impact Fund	123	1,252
Nuveen Real Estate Income Fund	163	1,249
abrdn Life Sciences Investors	74	1,242
Cohen & Steers Quality Income Realty Fund, Inc.	108	1,233
BlackRock Virginia Municipal Bond Trust	118	1,233
Allspring Utilities and High Income Fund	104	1,229
Virtus Artificial Intelligence & Technology Opportunities Fund	56	1,218
Virtus Total Return Fund, Inc.	6	38
Western Asset Global High Income Fund, Inc.	2	13

18 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Western Asset Emerging Markets Debt Fund, Inc.	1	$11
abrdn Total Dynamic Dividend Fund	1	10
GAMCO Natural Resources Gold & Income Trust	1	7
Templeton Emerging Markets Income Fund	1	7
Eaton Vance Senior Income Trust	1	5
Total Closed-End Mutual Funds
(Cost $564,283)		651,238

	Face Amount
U.S. TREASURY BILLS†† - 8.8%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$406,000	405,199
3.69% due 01/08/26[3]	500,000	499,710
Total U.S. Treasury Bills
(Cost $904,771)		904,909

REPURCHASE AGREEMENTS††,4 - 7.6%
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	392,126	392,126
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	392,126	392,126
Total Repurchase Agreements
(Cost $784,252)		784,252

Total Investments - 87.2%
(Cost $8,855,948)		$8,994,651

	Shares
COMMON STOCKS SOLD SHORT† - (5.7)%
Energy - (0.0)%
Crescent Energy Co. — Class A	1	(9)
DNOW, Inc.*	1	(13)
Total Energy		(22)

Consumer, Cyclical - (0.0)%
HNI Corp.	1	(42)

Communications - (0.0)%
Omnicom Group, Inc.	1	(81)

Technology - (0.2)%
Skyworks Solutions, Inc.	368	(23,335)

Utilities - (0.5)%
Black Hills Corp.	708	(49,149)

Consumer, Non-cyclical - (0.8)%
Herc Holdings, Inc.	1	(149)
BioCryst Pharmaceuticals, Inc.*	2,093	(16,325)
Coursera, Inc.*	9,006	(66,284)
Total Consumer, Non-cyclical		(82,758)

Industrial - (1.6)%
Ryerson Holding Corp.	33	(831)
Masterbrand, Inc.*	6,819	(75,282)
Union Pacific Corp.	392	(90,677)
Total Industrial		(166,790)

Financial - (2.6)%
Compass, Inc. — Class A*	3,768	(39,828)
Pinnacle Financial Partners, Inc.	426	(40,645)
Rayonier, Inc.	2,448	(52,999)
Nicolet Bankshares, Inc.	466	(56,526)
Fifth Third Bancorp	1,683	(78,781)
Total Financial		(268,779)

Total Common Stocks Sold Short
(Proceeds $585,611)		(590,956)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (7.3)%
iShares Mortgage Real Estate ETF	4	(89)
iShares MBS ETF*	7	(667)
iShares 7-10 Year Treasury Bond ETF*	7	(673)
iShares JP Morgan USD Emerging Markets Bond ETF*	11	(1,059)
VanEck High Yield Muni ETF	27	(1,380)
VanEck Gold Miners ETF	29	(2,487)
iShares TIPS Bond ETF	23	(2,528)
iShares U.S. Real Estate ETF	47	(4,413)
Schwab U.S. Aggregate Bond ETF	229	(5,352)
State Street SPDR S&P Biotech ETF	48	(5,853)
iShares Floating Rate Bond ETF	129	(6,561)
Invesco Senior Loan ETF	351	(7,371)
iShares Preferred & Income Securities ETF*	246	(7,616)
State Street Utilities Select Sector SPDR ETF	190	(8,111)
iShares iBoxx $ Investment Grade Corporate Bond ETF	76	(8,374)
iShares Core High Dividend ETF	90	(10,945)
iShares Latin America 40 ETF	436	(13,276)
State Street Technology Select Sector SPDR ETF	96	(13,821)
iShares iBoxx $ High Yield Corporate Bond ETF	176	(14,191)
iShares MSCI All Country Asia ex Japan ETF*	154	(14,341)
State Street Health Care Select Sector SPDR ETF	104	(16,100)
iShares MSCI Emerging Markets ETF	359	(19,641)
iShares Russell 1000 Growth ETF	66	(31,238)
iShares Russell 2000 Index ETF	215	(52,924)
State Street SPDR Bloomberg Convertible Securities ETF	665	(59,318)
SPDR S&P 500 ETF Trust	87	(59,327)
iShares National Muni Bond ETF	558	(59,767)
iShares Russell 1000 Value ETF	286	(60,157)
iShares MSCI EAFE ETF	643	(61,747)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	3,160	(78,810)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
State Street SPDR Nuveen ICE Municipal Bond ETF	2,682	$(122,594)
Total Exchange-Traded Funds Sold Short
(Proceeds $759,662)		(750,731)

Total Securities Sold Short - (13.0)%
(Proceeds $1,345,273)		$(1,341,687)
Other Assets & Liabilities, net - 25.8%		2,655,010
Total Net Assets - 100.0%		$10,307,974

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	1	Mar 2026	$352,075	$94,472
Live Cattle Futures Contracts	3	Jun 2026	272,070	14,443
Sugar #11 Futures Contracts	12	Apr 2026	196,627	2,393
LME Primary Aluminum Futures Contracts	1	Feb 2026	74,671	1,303
Cotton #2 Futures Contracts	6	Mar 2026	192,900	1,280
Coffee ‘C’ Futures Contracts	1	Mar 2026	130,669	1,234
Low Sulphur Gas Oil Futures Contracts	1	Feb 2026	61,450	(733)
Hard Red Winter Wheat Futures Contracts	1	Mar 2026	25,750	(821)
LME Zinc Futures Contracts	1	Feb 2026	77,751	(2,668)
Natural Gas Futures Contracts	3	Feb 2026	94,560	(5,438)
Gasoline RBOB Futures Contracts	2	Jan 2026	143,842	(6,162)
NY Harbor ULSD Futures Contracts	2	Mar 2026	173,947	(9,959)
			$1,796,312	$89,344
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	11	Mar 2026	$726,522	$20,371
IBEX 35 Index Futures Contracts††	1	Jan 2026	202,679	4,972
FTSE 100 Index Futures Contracts††	2	Mar 2026	266,743	4,191
FTSE Taiwan Index Futures Contracts	2	Jan 2026	189,180	2,995
S&P/TSX 60 IX Index Futures Contracts	1	Mar 2026	271,439	2,054
S&P 500 Index Mini Futures Contracts	2	Mar 2026	689,175	(3,196)
CBOE Volatility Index Futures Contracts	6	Jan 2026	99,300	(9,938)
			$2,445,038	$21,449
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	11	Mar 2026	$303,270	$4,040
Euro FX Futures Contracts	2	Mar 2026	294,800	840
British Pound Futures Contracts	3	Mar 2026	252,712	663
Australian Dollar Futures Contracts	4	Mar 2026	266,960	(282)
New Zealand Dollar Futures Contracts	1	Mar 2026	57,725	(403)
Canadian Dollar Futures Contracts	5	Mar 2026	365,475	(1,032)
Japanese Yen Futures Contracts	7	Mar 2026	562,013	(4,087)
			$2,102,955	$(261)

20 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts††	3	Mar 2026	$263,954	$999
Euro - OATS Futures Contracts††	1	Mar 2026	141,222	319
Australian Government 3 Year Bond Futures Contracts††	7	Mar 2026	490,304	275
U.S. Treasury 2 Year Note Futures Contracts	3	Mar 2026	626,320	19
U.S. Treasury 5 Year Note Futures Contracts	4	Mar 2026	436,844	(624)
U.S. Treasury 10 Year Note Futures Contracts	3	Mar 2026	336,844	(773)
Australian Government 10 Year Bond Futures Contracts††	9	Mar 2026	654,474	(2,754)
			$2,949,962	$(2,539)
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts††	25	Mar 2026	$3,135,723	$3,316
Euro - Bobl Futures Contracts††	6	Mar 2026	816,310	1,480
Euro - Bund Futures Contracts††	2	Mar 2026	298,895	903
U.S. Treasury Ultra Long Bond Futures Contracts	1	Mar 2026	117,469	535
			$4,368,397	$6,234
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	7	Apr 2026	$143,290	$3,659
Russell 2000 Index Mini Futures Contracts	1	Mar 2026	124,930	2,403
CBOE Volatility Index Futures Contracts	3	May 2026	62,490	1,252
CAC 40 10 Euro Index Futures Contracts††	1	Jan 2026	95,247	199
CBOE Volatility Index Futures Contracts	3	Mar 2026	59,130	(104)
Tokyo Stock Price Index Futures Contracts††	1	Mar 2026	218,089	(1,888)
			$703,176	$5,521
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	3	Mar 2026	$476,981	$(4,433)
Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	2	Mar 2026	$164,665	$4,909
NY Harbor ULSD Futures Contracts	2	Jan 2026	178,433	4,854
Natural Gas Futures Contracts	2	Jan 2026	74,040	1,435
Soybean Futures Contracts	1	Mar 2026	52,362	606
Wheat Futures Contracts	1	Mar 2026	25,325	441
Soybean Oil Futures Contracts	2	Mar 2026	58,260	250
Corn Futures Contracts	3	Mar 2026	66,150	53
Live Cattle Futures Contracts	1	Feb 2026	92,650	12
Cocoa Futures Contracts	1	Mar 2026	60,430	(896)
Sugar #11 Futures Contracts	13	Jun 2026	213,450	(3,334)
Platinum Futures Contracts	1	Apr 2026	102,805	(18,620)
			$1,088,570	$(10,290)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type[5]	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.04% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$4,441,059	$309,857
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	3.31% (Federal Funds Rate - 0.33%)	At Maturity	08/31/28	$2,791,435	$92,767

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Incyte Corp.	449	0.96%	$8,802
Theravance Biopharma, Inc.	1,960	0.83%	8,767
Biogen, Inc.	246	0.97%	8,731
Catalyst Pharmaceuticals, Inc.	1,964	1.03%	8,380
Jazz Pharmaceuticals plc	170	0.65%	8,082
Bristol-Myers Squibb Co.	868	1.05%	7,302
Royalty Pharma plc — Class A	777	0.68%	6,819
Innoviva, Inc.	2,175	0.98%	6,358
Regeneron Pharmaceuticals, Inc.	28	0.49%	5,968
United Therapeutics Corp.	37	0.41%	4,441
Harmony Biosciences Holdings, Inc.	857	0.72%	3,535
Collegium Pharmaceutical, Inc.	419	0.44%	2,716
Perdoceo Education Corp.	1,585	1.05%	2,705
Exelixis, Inc.	442	0.44%	2,099
BioMarin Pharmaceutical, Inc.	372	0.50%	1,892
PTC Therapeutics, Inc.	251	0.43%	1,511
Cal-Maine Foods, Inc.	395	0.71%	913
Pacira BioSciences, Inc.	422	0.25%	753
Halozyme Therapeutics, Inc.	151	0.23%	589
ADT, Inc.	5,540	1.01%	170
Gilead Sciences, Inc.	99	0.27%	(19)
Seneca Foods Corp. — Class A	163	0.41%	(194)
Utah Medical Products, Inc.	578	0.73%	(641)
Archer-Daniels-Midland Co.	497	0.64%	(947)
Kura Oncology, Inc.	807	0.19%	(1,369)
WillScot Holdings Corp.	1,041	0.44%	(2,534)
Alarm.com Holdings, Inc.	871	1.00%	(2,643)
Pfizer, Inc.	1,760	0.99%	(3,206)
SIGA Technologies, Inc.	3,845	0.53%	(5,221)
Total Consumer, Non-cyclical			73,759

Communications
Millicom International Cellular S.A.	865	1.08%	10,805
AT&T, Inc.	1,779	1.00%	2,686
Lumen Technologies, Inc.	2,507	0.44%	2,510
Verizon Communications, Inc.	1,095	1.00%	2,151
Uniti Group, Inc.	2,725	0.43%	2,100
Harmonic, Inc.	1,553	0.35%	450
IDT Corp. — Class B	607	0.70%	351
A10 Networks, Inc.	1,474	0.59%	108
Yelp, Inc. — Class A	1,262	0.86%	(65)
Spok Holdings, Inc.	1,085	0.32%	(478)
Preformed Line Products Co.	79	0.37%	(916)
Travelzoo	1,544	0.25%	(1,247)
InterDigital, Inc.	84	0.60%	(3,982)
Total Communications			14,473

Industrial
Mueller Industries, Inc.	399	1.03%	18,165
Snap-on, Inc.	128	0.99%	5,698
A O Smith Corp.	665	1.00%	797
Luxfer Holdings plc	954	0.29%	127
AZZ, Inc.	424	1.02%	41
Primoris Services Corp.	114	0.32%	(189)
Oshkosh Corp.	347	0.98%	(284)
UFP Industries, Inc.	470	0.96%	(302)
Tecnoglass, Inc.	360	0.41%	(354)
Mueller Water Products, Inc. — Class A	641	0.34%	(549)
Flowserve Corp.	239	0.37%	(646)
Teekay Tankers Ltd. — Class A	707	0.85%	(1,027)
Teekay Corporation Ltd.	3,145	0.64%	(1,772)
Lindsay Corp.	380	1.01%	(2,519)
Scorpio Tankers, Inc.	639	0.73%	(2,740)
Gencor Industries, Inc.	1,767	0.52%	(3,994)
CNH Industrial N.V.	2,967	0.62%	(4,612)
Alamo Group, Inc.	202	0.76%	(6,022)
Total Industrial			(182)

Technology
Photronics, Inc.	822	0.59%	10,916
Adeia, Inc.	1,478	0.57%	7,188
Cirrus Logic, Inc.	367	0.98%	6,807
Zoom Communications, Inc. — Class A	522	1.01%	6,265
Teradata Corp.	428	0.29%	4,339
Daily Journal Corp.	42	0.46%	3,943
QUALCOMM, Inc.	258	0.99%	2,718
NetScout Systems, Inc.	1,661	1.01%	2,145
Mitek Systems, Inc.	1,840	0.44%	2,017
PagerDuty, Inc.	1,370	0.40%	1,484
Bandwidth, Inc. — Class A	2,439	0.85%	1,411
LiveRamp Holdings, Inc.	840	0.56%	1,233
Clear Secure, Inc. — Class A	493	0.39%	1,111
Dropbox, Inc. — Class A	790	0.49%	627
Cricut, Inc. — Class A	3,293	0.37%	(363)
Consensus Cloud Solutions, Inc.	527	0.26%	(864)
Qorvo, Inc.	219	0.42%	(1,026)
NetApp, Inc.	220	0.53%	(2,199)

22 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OneSpan, Inc.	1,949	0.56%	$(2,283)
Skyworks Solutions, Inc.	428	0.61%	(2,487)
Total Technology			42,982

Basic Materials
Newmont Corp.	497	1.12%	13,116
Anglogold Ashanti plc	369	0.71%	7,430
Alcoa Corp.	203	0.24%	4,444
Freeport-McMoRan, Inc.	203	0.23%	2,220
Caledonia Mining Corporation plc	656	0.39%	(587)
Total Basic Materials			26,623

Financial
Enova International, Inc.	266	0.94%	18,804
Synchrony Financial	449	0.84%	12,666
Jackson Financial, Inc. — Class A	455	1.09%	8,310
MGIC Investment Corp.	1,604	1.06%	8,218
Bread Financial Holdings, Inc.	500	0.83%	6,622
Enact Holdings, Inc.	1,102	0.98%	6,550
Essent Group Ltd.	733	1.07%	6,043
NMI Holdings, Inc. — Class A	790	0.73%	5,670
RenaissanceRe Holdings Ltd.	113	0.72%	5,163
OneMain Holdings, Inc.	565	0.86%	4,846
Hamilton Insurance Group Ltd. — Class B	1,650	1.04%	4,075
Northrim BanCorp, Inc.	1,180	0.71%	4,074
Capital One Financial Corp.	170	0.93%	3,929
Hartford Insurance Group, Inc.	339	1.05%	2,746
Bowhead Specialty Holdings, Inc.	798	0.51%	2,566
Arch Capital Group Ltd.	486	1.05%	2,556
Travelers Companies, Inc.	158	1.03%	1,068
Westamerica BanCorp	376	0.40%	861
Atlantic Union Bankshares Corp.	1,290	1.03%	753
GCM Grosvenor, Inc. — Class A	2,931	0.75%	352
Horace Mann Educators Corp.	834	0.87%	(316)
Fidelity National Financial, Inc.	730	0.90%	(391)
Bank OZK	568	0.59%	(747)
Total Financial			104,418

Consumer, Cyclical
Allison Transmission Holdings, Inc.	494	1.09%	12,663
BorgWarner, Inc.	1,037	1.05%	6,051
Lear Corp.	412	1.06%	2,329
Strattec Security Corp.	284	0.49%	2,315
Boyd Gaming Corp.	552	1.06%	2,130
Ford Motor Co.	2,183	0.64%	1,254
General Motors Co.	190	0.35%	1,103
Aptiv plc	581	1.00%	407
Gentex Corp.	1,353	0.71%	322
Macy’s, Inc.	410	0.20%	8
Hudson Technologies, Inc.	2,894	0.45%	(2,269)
Dolby Laboratories, Inc. — Class A	624	0.90%	(2,511)
Blue Bird Corp.	882	0.93%	(3,444)
Visteon Corp.	447	0.96%	(4,340)
Total Consumer, Cyclical			16,018

Utilities
UGI Corp.	1,194	1.01%	5,442
Brookfield Infrastructure Corp. — Class A	819	0.84%	5,392
National Fuel Gas Co.	548	0.99%	5,344
Clearway Energy, Inc. — Class C	1,303	0.98%	4,347
Portland General Electric Co.	915	0.99%	4,166
Evergy, Inc.	392	0.64%	2,996
MDU Resources Group, Inc.	768	0.34%	2,526
Consolidated Water Company Ltd.	1,139	0.91%	2,273
Hawaiian Electric Industries, Inc.	1,384	0.38%	1,366
Duke Energy Corp.	355	0.94%	910
Southwest Gas Holdings, Inc.	477	0.86%	314
Eversource Energy	407	0.62%	284
Otter Tail Corp.	547	1.00%	242
Consolidated Edison, Inc.	467	1.04%	(103)
American Electric Power Company, Inc.	369	0.96%	(1,967)
MGE Energy, Inc.	529	0.93%	(2,750)
Total Utilities			30,782

Energy
SunCoke Energy, Inc.	3,565	0.58%	1,536

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	786	0.79%	(552)
Total MS Long/Short Equity Long Custom Basket			309,857

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Basic Materials
Kronos Worldwide, Inc.	9,396	(1.45)%	$8,221
Air Products and Chemicals, Inc.	174	(1.54)%	6,512
Sensient Technologies Corp.	480	(1.62)%	4,738
RPM International, Inc.	428	(1.59)%	4,465
International Paper Co.	1,143	(1.61)%	4,296
Sherwin-Williams Co.	133	(1.54)%	4,203
Balchem Corp.	293	(1.61)%	1,877
FMC Corp.	756	(0.38)%	(162)
Hawkins, Inc.	121	(0.62)%	(495)
Ashland, Inc.	783	(1.65)%	(627)
Tronox Holdings plc — Class A	3,213	(0.48)%	(801)
Ecolab, Inc.	171	(1.61)%	(1,219)
Total Basic Materials			31,008

Consumer, Non-cyclical
Limoneira Co.	1,935	(0.88)%	3,318
First Advantage Corp.	2,856	(1.49)%	2,998
OrthoPediatrics Corp.	1,756	(1.12)%	2,787
U-Haul Holding Co.	447	(0.81)%	1,132
Driven Brands Holdings, Inc.	1,462	(0.78)%	892
Tejon Ranch Co.	885	(0.50)%	267
Cintas Corp.	229	(1.54)%	(738)
Matthews International Corp. — Class A	601	(0.56)%	(1,048)
FTI Consulting, Inc.	271	(1.66)%	(1,269)
Alico, Inc.	494	(0.64)%	(1,389)
CRA International, Inc.	155	(1.11)%	(1,827)
Avery Dennison Corp.	255	(1.66)%	(2,050)
Total Consumer, Non-cyclical			3,073

Financial
Apartment Investment and Management Co. — Class A	8,059	(1.71)%	10,116
Iron Mountain, Inc.	529	(1.57)%	8,823
Cannae Holdings, Inc.	1,695	(0.96)%	7,144
Marcus & Millichap, Inc.	566	(0.55)%	6,903
Weyerhaeuser Co.	2,089	(1.77)%	6,682
Walker & Dunlop, Inc.	369	(0.80)%	6,216
Redwood Trust, Inc.	8,002	(1.59)%	4,243
FTAI Infrastructure, Inc.	2,675	(0.44)%	3,883
AMERISAFE, Inc.	540	(0.74)%	2,939
Western Alliance Bancorporation	527	(1.59)%	2,169
Franklin BSP Realty Trust, Inc.	4,246	(1.53)%	2,050
Columbia Financial, Inc.	2,674	(1.49)%	1,391
PennyMac Mortgage Investment Trust	3,534	(1.59)%	1,207
Equity LifeStyle Properties, Inc.	720	(1.56)%	1,061
Chimera Investment Corp.	2,601	(1.16)%	1,061
Equinix, Inc.	60	(1.65)%	1,056
Sun Communities, Inc.	290	(1.29)%	1,054
Lamar Advertising Co. — Class A	160	(0.73)%	925
SBA Communications Corp.	102	(0.71)%	272
Ellington Financial, Inc.	3,299	(1.60)%	59
Newmark Group, Inc. — Class A	2,519	(1.56)%	(359)
NewtekOne, Inc.	4,011	(1.63)%	(427)
Ventas, Inc.	399	(1.11)%	(579)
Macerich Co.	541	(0.36)%	(614)
Outfront Media, Inc.	1,094	(0.94)%	(854)
Horizon Bancorp, Inc.	2,592	(1.57)%	(915)
American Healthcare REIT, Inc.	539	(0.91)%	(1,047)
CBRE Group, Inc. — Class A	278	(1.60)%	(1,286)
Merchants Bancorp	1,042	(1.27)%	(1,554)
SL Green Realty Corp.	843	(1.39)%	(1,598)
Elme Communities	2,603	(1.62)%	(1,827)
Primis Financial Corp.	927	(0.46)%	(2,089)
Fidelis Insurance Holdings Ltd.	1,590	(1.11)%	(2,851)
First Foundation, Inc.	5,665	(1.25)%	(5,154)
Total Financial			48,100

Energy
Evolution Petroleum Corp.	5,742	(0.73)%	3,586
Viper Energy, Inc. — Class A	655	(0.91)%	901
Core Laboratories, Inc.	2,459	(1.41)%	862
Oceaneering International, Inc.	1,397	(1.20)%	765
Bristow Group, Inc.	953	(1.25)%	685
Archrock, Inc.	556	(0.52)%	(335)
Natural Gas Services Group, Inc.	509	(0.61)%	(689)
Seadrill Ltd.	903	(1.12)%	(1,695)
BKV Corp.	707	(0.69)%	(1,776)
Total Energy			2,304

Industrial
RXO, Inc.	2,053	(0.93)%	8,111
Knife River Corp.	288	(0.73)%	4,945
Trinity Industries, Inc.	1,000	(0.95)%	1,287
Exponent, Inc.	534	(1.33)%	435
Radiant Logistics, Inc.	2,228	(0.51)%	148
Amcor plc	3,789	(1.13)%	(56)
GXO Logistics, Inc.	350	(0.66)%	(591)
XPO, Inc.	260	(1.27)%	(1,013)
Ball Corp.	923	(1.75)%	(1,081)

24 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ranpak Holdings Corp.	2,345	(0.45)%	$(1,147)
Casella Waste Systems, Inc. — Class A	475	(1.67)%	(1,558)
Landstar System, Inc.	317	(1.63)%	(3,505)
Total Industrial			5,975

Technology
Conduent, Inc.	7,818	(0.54)%	6,641
NCR Voyix Corp.	3,529	(1.29)%	3,176
Total Technology			9,817

Consumer, Cyclical
LGI Homes, Inc.	251	(0.39)%	2,579
Capri Holdings Ltd.	466	(0.41)%	1,527
JetBlue Airways Corp.	7,671	(1.25)%	(357)
Penn Entertainment, Inc.	811	(0.43)%	(390)
RB Global, Inc.	458	(1.69)%	(1,553)
Frontier Group Holdings, Inc.	2,416	(0.41)%	(2,094)
Madison Square Garden Sports Corp. — Class A	203	(1.88)%	(7,222)
Total Consumer, Cyclical			(7,510)
Total MS Long/Short Equity Short Custom Basket			$92,767

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]

Custom Basket Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,238,343		$—	$—		$3,238,343
Master Limited Partnership	39		—	—		39
Rights	—	*	—	—	*	—
Mutual Funds	3,415,870		—	—		3,415,870
Closed-End Mutual Funds	651,238		—	—		651,238
U.S. Treasury Bills	—		904,909	—		904,909
Repurchase Agreements	—		784,252	—		784,252
Commodity Futures Contracts**	127,685		—	—		127,685
Equity Futures Contracts**	12,363		29,733	—		42,096
Interest Rate Futures Contracts**	554		7,292	—		7,846
Currency Futures Contracts**	5,543		—	—		5,543
Equity Custom Basket Swap Agreements**	—		402,624	—		402,624
Total Assets	$7,451,635		$2,128,810	$—		$9,580,445

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$590,956	$—	$—	$590,956
Exchange-Traded Funds Sold Short	750,731	—	—	750,731
Commodity Futures Contracts**	48,631	—	—	48,631
Equity Futures Contracts**	13,238	1,888	—	15,126
Currency Futures Contracts**	10,237	—	—	10,237
Interest Rate Futures Contracts**	1,397	2,754	—	4,151
Total Liabilities	$1,415,190	$4,642	$—	$1,419,832

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

26 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,493,228	$—	$(3,375,000)	$1,551	$45	$1,119,824	45,136	$90,803
Guggenheim Strategy Fund III	1,669,953	—	(1,025,000)	(2,513)	2,707	645,147	25,899	51,544
Guggenheim Ultra Short Duration Fund — Institutional Class	3,725,902	—	(2,090,000)	22,051	(7,054)	1,650,899	163,780	90,909
	$9,889,083	$—	$(6,490,000)	$21,089	$(4,302)	$3,415,870		$233,256

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 27

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $4,679,738)	$4,794,529
Investments in affiliated issuers, at value (cost $3,391,958)	3,415,870
Repurchase agreements, at value (cost $784,252)	784,252
Cash	2,613,930
Segregated cash with broker	382,223
Unrealized appreciation on OTC swap agreements	402,624
Receivables:
Securities sold	119,298
Dividends	18,906
Fund shares sold	109
Interest	83
Other assets	6,334
Total assets	12,538,158

Liabilities:
Securities sold short, at value (proceeds $1,345,273)	1,341,687
Payable for:
Fund shares redeemed	367,544
Securities purchased	351,996
Swap settlement	93,238
Variation margin on futures contracts	60,785
Management fees	10,750
Distribution and service fees	1,286
Trustees’ fees*	166
Miscellaneous	2,732
Total liabilities	2,230,184
Net assets	$10,307,974

Net assets consist of:
Paid in capital	$22,433,763
Total distributable earnings (loss)	(12,125,789)
Net assets	$10,307,974
Class A:
Net assets	$1,923,362
Capital shares outstanding	84,147
Net asset value per share	$22.86
Maximum offering price per share (Net asset value divided by 95.25%)	$24.00
Class C:
Net assets	$101,810
Capital shares outstanding	4,906
Net asset value per share	$20.75
Class P:
Net assets	$3,438,309
Capital shares outstanding	149,690
Net asset value per share	$22.97
Institutional Class:
Net assets	$4,844,493
Capital shares outstanding	206,621
Net asset value per share	$23.45

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

28 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $256)	$112,120
Dividends from securities of affiliated issuers	233,256
Interest	247,669
Income from securities lending, net	434
Interest related to securities sold short	107,463
Total investment income	700,942

Expenses:
Management fees	232,491
Distribution and service fees:
Class A	5,966
Class C	1,698
Class P	9,700
Short sales dividend expense	81,572
Miscellaneous	5,984
Total expenses	337,411
Less:
Expenses waived by Adviser	(12,978)
Net expenses	324,433
Net investment income	376,509

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,147,618
Distributions received from unaffiliated investment companies	38,094
Investments in affiliated issuers	21,089
Investments in unaffiliated issuers sold short	(552,928)
Swap agreements	238,257
Futures contracts	(561,322)
Foreign currency transactions	(6,573)
Net realized gain	324,235
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(368,093)
Investments in affiliated issuers	(4,302)
Investments in unaffiliated issuers sold short	221,894
Swap agreements	(241,693)
Futures contracts	(305,989)
Foreign currency translations	(459)
Net change in unrealized appreciation (depreciation)	(698,642)
Net realized and unrealized loss	(374,407)
Net increase in net assets resulting from operations	$2,102

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 29

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$376,509	$1,598,315
Net realized gain (loss) on investments	324,235	(375,474)
Net change in unrealized appreciation (depreciation) on investments	(698,642)	(3,066,406)
Net increase (decrease) in net assets resulting from operations	2,102	(1,843,565)

Distributions to shareholders:
Class A	(204,797)	(80,544)
Class C	(10,313)	(4,423)
Class P	(315,903)	(143,238)
Institutional Class	(518,760)	(1,177,035)
Total distributions to shareholders	(1,049,773)	(1,405,240)

Capital share transactions:
Proceeds from sale of shares
Class A	80,767	270,196
Class C	47,652	152,838
Class P	511,499	622,943
Institutional Class	1,046,562	12,803,992
Distributions reinvested
Class A	189,573	74,318
Class C	10,313	4,232
Class P	312,977	142,335
Institutional Class	518,760	1,177,035
Cost of shares redeemed
Class A	(937,697)	(843,065)
Class C	(253,656)	(719,459)
Class P	(2,161,684)	(1,392,348)
Institutional Class	(33,596,725)	(48,380,941)
Net decrease from capital share transactions	(34,231,659)	(36,087,924)
Net decrease in net assets	(35,279,330)	(39,336,729)

Net assets:
Beginning of year	45,587,304	84,924,033
End of year	$10,307,974	$45,587,304

Capital share activity:
Shares sold
Class A	3,240	10,232
Class C	2,115	6,270
Class P	20,558	23,192
Institutional Class	41,401	468,290
Shares issued from reinvestment of distributions
Class A	8,304	2,946
Class C	497	184
Class P	13,643	5,617
Institutional Class	22,150	45,586
Shares redeemed
Class A	(39,060)	(31,837)
Class C	(11,323)	(30,209)
Class P	(89,747)	(51,631)
Institutional Class	(1,328,868)	(1,796,642)
Net decrease in shares	(1,357,090)	(1,348,002)

30 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$24.83	$26.46	$26.16	$27.52	$25.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.52	.54	.09	(.14)
Net gain (loss) on investments (realized and unrealized)	(.09)	(1.43)	.59	(1.01)	1.98
Total from investment operations	.35	(.91)	1.13	(.92)	1.84
Less distributions from:
Net investment income	(2.32)	(.72)	(.83)	(.44)	(.21)
Total distributions	(2.32)	(.72)	(.83)	(.44)	(.21)
Net asset value, end of period	$22.86	$24.83	$26.46	$26.16	$27.52

Total Return[b]	1.56%	(3.58%)	4.27%	(3.47%)	7.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,923	$2,772	$3,448	$3,915	$4,593
Ratios to average net assets:
Net investment income (loss)	1.79%	1.95%	2.04%	0.32%	(0.52%)
Total expenses[c]	1.89%	1.94%	1.85%	1.80%	2.18%
Net expenses[d,e]	1.82%	1.88%	1.79%	1.76%	2.11%
Portfolio turnover rate	154%	164%	197%	203%	205%

Class C	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$22.67	$24.00	$23.90	$25.25	$23.75
Income (loss) from investment operations:
Net investment income (loss)[a]	.23	.29	.32	(.09)	(.32)
Net gain (loss) on investments (realized and unrealized)	(.08)	(1.31)	.53	(.94)	1.82
Total from investment operations	.15	(1.02)	.85	(1.03)	1.50
Less distributions from:
Net investment income	(2.07)	(.31)	(.75)	(.32)	—
Total distributions	(2.07)	(.31)	(.75)	(.32)	—
Net asset value, end of period	$20.75	$22.67	$24.00	$23.90	$25.25

Total Return[b]	0.85%	(4.31%)	3.46%	(4.16%)	6.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102	$309	$897	$621	$488
Ratios to average net assets:
Net investment income (loss)	1.03%	1.19%	1.31%	(0.35%)	(1.26%)
Total expenses[c]	2.64%	2.69%	2.60%	2.56%	2.93%
Net expenses[d,e]	2.57%	2.63%	2.54%	2.51%	2.86%
Portfolio turnover rate	154%	164%	197%	203%	205%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 31

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$24.93	$26.57	$26.25	$27.61	$25.97
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.52	.54	.10	(.15)
Net gain (loss) on investments (realized and unrealized)	(.09)	(1.44)	.60	(1.04)	2.00
Total from investment operations	.35	(.92)	1.14	(.94)	1.85
Less distributions from:
Net investment income	(2.31)	(.72)	(.82)	(.42)	(.21)
Total distributions	(2.31)	(.72)	(.82)	(.42)	(.21)
Net asset value, end of period	$22.97	$24.93	$26.57	$26.25	$27.61

Total Return	1.58%	(3.61%)	4.25%	(3.44%)	7.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,438	$5,117	$6,060	$9,105	$10,100
Ratios to average net assets:
Net investment income (loss)	1.78%	1.95%	2.02%	0.38%	(0.53%)
Total expenses[c]	1.89%	1.94%	1.85%	1.80%	2.18%
Net expenses[d,e]	1.82%	1.88%	1.79%	1.76%	2.12%
Portfolio turnover rate	154%	164%	197%	203%	205%

32 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Institutional Class	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$25.40	$27.05	$26.71	$28.09	$26.41
Income (loss) from investment operations:
Net investment income (loss)[a]	.50	.60	.62	.18	(.08)
Net gain (loss) on investments (realized and unrealized)	(.08)	(1.47)	.60	(1.06)	2.03
Total from investment operations	.42	(.87)	1.22	(.88)	1.95
Less distributions from:
Net investment income	(2.37)	(.78)	(.88)	(.50)	(.27)
Total distributions	(2.37)	(.78)	(.88)	(.50)	(.27)
Net asset value, end of period	$23.45	$25.40	$27.05	$26.71	$28.09

Total Return	1.83%	(3.36%)	4.51%	(3.22%)	7.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,844	$37,389	$74,519	$109,405	$55,461
Ratios to average net assets:
Net investment income (loss)	2.01%	2.20%	2.28%	0.66%	(0.27%)
Total expenses[c]	1.64%	1.69%	1.60%	1.55%	1.92%
Net expenses[d,e]	1.57%	1.63%	1.54%	1.51%	1.87%
Portfolio turnover rate	154%	164%	197%	203%	205%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Class A	1.40%	1.41%	1.40%	1.40%	1.41%
Class C	2.15%	2.16%	2.14%	2.15%	2.16%
Class P	1.40%	1.41%	1.40%	1.40%	1.41%
Institutional Class	1.16%	1.16%	1.14%	1.15%	1.16%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At December 31, 2025, the Trust consisted of fifty-one Funds.

This report covers the following Funds:

Fund Name	Diversification Status
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

At December 31, 2025, Class A, Class C and Class H shares are offered by the Commodities Strategy Fund and Class A, Class C, Class P and Institutional Class shares are offered by the Managed Futures Strategy Fund and the Multi-Hedge Strategies Fund.

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Net Assets of the Fund at December 31, 2025
Commodities Strategy Fund	09/08/09	$1,039,143	19.4%
Managed Futures Strategy Fund	05/01/08	3,929,302	17.3%
Multi-Hedge Strategies Fund	09/18/09	389,613	3.8%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported

34 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment

36 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of December 31, 2025, no additional provisions for income tax are required in the Funds’ consolidated financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities. During the year ended December 31, 2025, cash paid for income taxes in foreign jurisdictions, net of refunds received, if any, was immaterial to the Funds.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at December 31, 2025.

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments.

38 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$5,633,267	$—
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	50,068,661	35,188,586
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	22,657,200	13,484,716

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$7,916,825	$6,259,558

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of December 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	—	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	—

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at December 31, 2025
Commodities Strategy Fund	$—	$—	$—	$—	$17,859	$17,859
Managed Futures Strategy Fund	294,916	—	30,860	80,513	553,626	959,915
Multi-Hedge Strategies Fund	42,096	402,624	5,543	7,846	127,685	585,794

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at December 31, 2025
Managed Futures Strategy Fund	$46,194	$—	$29,919	$9,422	$180,287	$265,822
Multi-Hedge Strategies Fund	15,126	—	10,237	4,151	48,631	78,145

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended December 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations categorized by primary risk exposure for the period ended December 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Commodities Strategy Fund	$—	$—	$—	$—	$(15,441)	$(15,441)
Managed Futures Strategy Fund	1,872,215	—	(703,959)	(1,586,897)	288,602	(130,039)
Multi-Hedge Strategies Fund	(174,392)	238,257	(105,204)	(114,425)	(167,301)	(323,065)

40 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Commodities Strategy Fund	$—	$—	$—	$—	$(79,610)	$(79,610)
Managed Futures Strategy Fund	461,880	—	(468,153)	(2,651)	215,781	206,857
Multi-Hedge Strategies Fund	54,834	(241,693)	(110,768)	(119,415)	(130,640)	(547,682)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Custom basket swap agreements	$402,624	$—	$402,624	$—	$—	$402,624

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and other instruments as of December 31, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	$231,929	$—
Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	1,007,101	—
Multi-Hedge Strategies Fund	Goldman Sachs International	Short equity positions	284,574	—
	Goldman Sachs International	Futures contracts	73,891	—
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	23,758	—
			382,223	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

42 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Commodities Strategy Fund	0.75%
Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

Each Fund invests in its respective Subsidiary. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended December 31, 2025, the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund waived $7,299, $37,319 and $7,781, respectively, related to advisory fees in their respective Subsidiaries.

For the Multi-Hedge Strategies Fund, GI has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the Commodities Strategy Fund, GI has agreed to waive and/or reimburse expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026, and shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Board has adopted separate Distribution Plans applicable to Class A shares, Class H shares and Class P shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended December 31, 2025, GFD retained sales charges of $115,639 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended December 31, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Commodities Strategy Fund	$2,041
Managed Futures Strategy Fund	6,370
Multi-Hedge Strategies Fund	5,197

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) serves as the Funds’ custodian. Prior to September 29, 2025, U.S. Bank, N.A. (“U.S. Bank”) served as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative, transfer agent and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement for certain out of pocket expenses. For providing the aforementioned custodian services, BNY is entitled to receive a monthly fee equal to a percentage of each Fund’s average daily net assets and reimbursement for certain out of pocket expenses. Subsequent to the Funds’ year end, effective February 23, 2026, BNY replaced MUIS as the Funds’ administrator, transfer agent and accounting agent.

44 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
3.81%			1.25%
Due 01/02/26	$95,132,966	$95,153,103	Due 04/15/28	$79,890,555	$79,827,887

			U.S. Treasury Bond
			4.63%
			Due 11/15/45	17,407,300	17,207,761
				97,297,855	97,035,648

J.P. Morgan Securities LLC			U.S. Treasury Note
3.82%			4.13%
Due 01/02/26	95,132,966	95,153,156	Due 10/31/31	94,717,400	97,035,700

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments.

Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

At December 31, 2025, none of the Funds had securities out on loan.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the applicable Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Commodities Strategy Fund	$172,080	$—	$172,080
Managed Futures Strategy Fund	1,303,345	—	1,303,345
Multi-Hedge Strategies Fund	1,049,773	—	1,049,773

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Managed Futures Strategy Fund	$1,687,508	$—	$1,687,508
Multi-Hedge Strategies Fund	1,405,240	—	1,405,240

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of December 31, 2025 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Commodities Strategy Fund	$234,165	$—	$(11,755,513)	$(73,108)	$(183,213)	$(11,777,669)
Managed Futures Strategy Fund	1,156,081	—	(17,632,629)	(25,326,565)	(174,856)	(41,977,969)
Multi-Hedge Strategies Fund	661,921	—	(8,248,545)	(4,582,607)	43,442	(12,125,789)

46 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of December 31, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Commodities Strategy Fund	$(45,672)	$(27,436)	$(73,108)
Managed Futures Strategy Fund	(3,440,620)	(21,885,945)	(25,326,565)
Multi-Hedge Strategies Fund	(4,582,607)	—	(4,582,607)

For the year ended December 31, 2025, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Commodities Strategy Fund	$10

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in subsidiaries, the “mark-to-market” of certain derivatives, investments in real estate investment trusts, distribution reclasses, foreign currency gains and losses, and losses deferred due to wash sales. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Consolidated Statements of Assets and Liabilities as of December 31, 2025 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Commodities Strategy Fund	$9,066	$(9,066)
Managed Futures Strategy Fund	344,336	(344,336)
Multi-Hedge Strategies Fund	(165,543)	165,543

At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Commodities Strategy Fund	$18,042,148	$—	$(11,755,513)	$(11,755,513)
Managed Futures Strategy Fund	42,422,844	—	(17,632,721)	(17,632,721)
Multi-Hedge Strategies Fund	16,653,913	—	(8,248,553)	(8,248,553)

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 9 – Securities Transactions

For the period ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Commodities Strategy Fund	$—	$—
Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	25,142,922	39,156,568

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended December 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S. Bank that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, the secured overnight financing rate (“SOFR”), the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.50% for the period ended December 31, 2025. The Funds did not have any borrowings under this agreement as of and for the year ended December 31, 2025.

Note 11 – Reverse Share Split

Effective February 24, 2025, a one-for-five reverse share split occurred in the Commodities Strategy Fund. The effect of this transaction was to divide the number of outstanding shares of the Fund by five, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Fund’s Consolidated Statements of Changes in Net Assets and the per share data in the financial highlights reflect the reverse share split. There were no changes in net assets, results of operations or total return as a result of the transaction.

Note 12 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies of these Notes to Consolidated Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Consolidated Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on each Fund’s Consolidated Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Consolidated Statement of Operations.

48 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

Note 13 – Recent Accounting Pronouncements

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

Note 14 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 15 – Subsequent Events

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Guggenheim Multi-Hedge Strategies Fund, Guggenheim Managed Futures Strategy Fund and Rydex Commodities Strategy Fund and the Board of Trustees of Rydex Series Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Guggenheim Multi-Hedge Strategies Fund, Guggenheim Managed Futures Strategy Fund and Rydex Commodities Strategy Fund (collectively referred to as the “Funds”) (three of the funds constituting Rydex Series Funds (the “Trust”)), including the consolidated schedules of investments, as of December 31, 2025, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds (three of the funds constituting Rydex Series Funds) at December 31, 2025, the consolidated results of their operations for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended and their consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
February 26, 2026

50 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended December 31, 2025, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended December 31, 2025, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Commodities Strategy Fund	0.00%	0.00%	82.57%	0.00%
Managed Futures Strategy Fund	0.00%	0.00%	72.19%	0.00%
Multi-Hedge Strategies Fund	100.00%	73.96%	65.97%	0.00%

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 51

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

52 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 53

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

54 | THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS ANNUAL FINANCIAL REPORT | 55

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.